SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Effect of Adoption of ASU 2014-09 (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 670,514	$ 705,382	$ 688,685	$ 641,220	$ 646,762	$ 660,649	$ 637,928	$ 587,709	$ 2,705,801	$ 2,533,048	$ 1,952,607
Operating costs and expenses									2,756,250	2,497,213	2,117,239
Operating income (loss)	(16,408)	13,912	(13,770)	(34,183)	(11,465)	39,177	24,479	(16,356)	(50,449)	35,835	(164,632)
Net (loss) earnings	$ 5,457	$ 18,378	$ 22,021	$ (13,673)	$ 94,728	$ 38,163	$ 164,482	$ (5,002)	32,183	292,371	24,608
Operating segments | ANGI Homeservices
Disaggregation of Revenue [Line Items]
Revenues									1,326,205	1,132,241	736,386
Operating income (loss)									38,645	63,906	(149,176)
Operating segments | Vimeo
Disaggregation of Revenue [Line Items]
Revenues									196,015	159,641	103,332
Operating income (loss)									(51,921)	(35,594)	(27,328)
Operating segments | Dotdash
Disaggregation of Revenue [Line Items]
Revenues									167,594	130,991	90,890
Operating income (loss)									29,021	18,778	(15,694)
Operating segments | Search
Disaggregation of Revenue [Line Items]
Revenues									742,184	823,950	738,474
Operating income (loss)									122,347	151,425	153,986
Operating segments | Emerging & Other
Disaggregation of Revenue [Line Items]
Revenues									274,107	286,586	284,132
Operating income (loss)									(21,790)	(26,627)	(780)
Inter-segment eliminations
Disaggregation of Revenue [Line Items]
Revenues									(304)	(361)	(607)
Corporate
Disaggregation of Revenue [Line Items]
Operating income (loss)									$ (166,751)	(136,053)	$ (125,640)
Accounting Standards Update 2014-09
Disaggregation of Revenue [Line Items]
Revenues										2,533,048
Operating costs and expenses										2,497,213
Operating income (loss)										35,835
Net (loss) earnings										292,371
Accounting Standards Update 2014-09 | Operating segments | ANGI Homeservices
Disaggregation of Revenue [Line Items]
Revenues										1,132,241
Operating costs and expenses										1,068,335
Operating income (loss)										63,906
Accounting Standards Update 2014-09 | Operating segments | Vimeo
Disaggregation of Revenue [Line Items]
Revenues										159,641
Operating costs and expenses										195,235
Operating income (loss)										(35,594)
Accounting Standards Update 2014-09 | Operating segments | Dotdash
Disaggregation of Revenue [Line Items]
Revenues										130,991
Operating costs and expenses										112,213
Operating income (loss)										18,778
Accounting Standards Update 2014-09 | Operating segments | Search
Disaggregation of Revenue [Line Items]
Revenues										823,950
Operating costs and expenses										672,525
Operating income (loss)										151,425
Accounting Standards Update 2014-09 | Operating segments | Emerging & Other
Disaggregation of Revenue [Line Items]
Revenues										286,586
Operating costs and expenses										313,213
Operating income (loss)										(26,627)
Accounting Standards Update 2014-09 | Inter-segment eliminations
Disaggregation of Revenue [Line Items]
Revenues										(361)
Accounting Standards Update 2014-09 | Corporate
Disaggregation of Revenue [Line Items]
Operating costs and expenses										135,692
Operating income (loss)										(136,053)
Accounting Standards Update 2014-09 | Under ASC 605
Disaggregation of Revenue [Line Items]
Revenues										2,533,543
Operating costs and expenses										2,500,321
Operating income (loss)										33,222
Net (loss) earnings										290,487
Accounting Standards Update 2014-09 | Under ASC 605 | Operating segments | ANGI Homeservices
Disaggregation of Revenue [Line Items]
Revenues										1,132,241
Operating costs and expenses										1,073,275
Operating income (loss)										58,966
Accounting Standards Update 2014-09 | Under ASC 605 | Operating segments | Vimeo
Disaggregation of Revenue [Line Items]
Revenues										160,931
Operating costs and expenses										196,212
Operating income (loss)										(35,281)
Accounting Standards Update 2014-09 | Under ASC 605 | Operating segments | Dotdash
Disaggregation of Revenue [Line Items]
Revenues										130,991
Operating costs and expenses										112,213
Operating income (loss)										18,778
Accounting Standards Update 2014-09 | Under ASC 605 | Operating segments | Search
Disaggregation of Revenue [Line Items]
Revenues										830,447
Operating costs and expenses										672,525
Operating income (loss)										157,922
Accounting Standards Update 2014-09 | Under ASC 605 | Operating segments | Emerging & Other
Disaggregation of Revenue [Line Items]
Revenues										279,294
Operating costs and expenses										310,404
Operating income (loss)										(31,110)
Accounting Standards Update 2014-09 | Under ASC 605 | Inter-segment eliminations
Disaggregation of Revenue [Line Items]
Revenues										(361)
Accounting Standards Update 2014-09 | Under ASC 605 | Corporate
Disaggregation of Revenue [Line Items]
Operating costs and expenses										135,692
Operating income (loss)										(136,053)
Accounting Standards Update 2014-09 | Effect of adoption of ASU No. 2014-09
Disaggregation of Revenue [Line Items]
Revenues										(495)
Operating costs and expenses										(3,108)
Operating income (loss)										2,613
Net (loss) earnings										1,884
Accounting Standards Update 2014-09 | Effect of adoption of ASU No. 2014-09 | Operating segments | ANGI Homeservices
Disaggregation of Revenue [Line Items]
Revenues										0
Operating costs and expenses										(4,940)
Operating income (loss)										4,940
Accounting Standards Update 2014-09 | Effect of adoption of ASU No. 2014-09 | Operating segments | Vimeo
Disaggregation of Revenue [Line Items]
Revenues										(1,290)
Operating costs and expenses										(977)
Operating income (loss)										(313)
Accounting Standards Update 2014-09 | Effect of adoption of ASU No. 2014-09 | Operating segments | Dotdash
Disaggregation of Revenue [Line Items]
Revenues										0
Operating costs and expenses										0
Operating income (loss)										0
Accounting Standards Update 2014-09 | Effect of adoption of ASU No. 2014-09 | Operating segments | Search
Disaggregation of Revenue [Line Items]
Revenues										(6,497)
Operating costs and expenses										0
Operating income (loss)										(6,497)
Accounting Standards Update 2014-09 | Effect of adoption of ASU No. 2014-09 | Operating segments | Emerging & Other
Disaggregation of Revenue [Line Items]
Revenues										7,292
Operating costs and expenses										2,809
Operating income (loss)										4,483
Accounting Standards Update 2014-09 | Effect of adoption of ASU No. 2014-09 | Inter-segment eliminations
Disaggregation of Revenue [Line Items]
Revenues										0
Accounting Standards Update 2014-09 | Effect of adoption of ASU No. 2014-09 | Corporate
Disaggregation of Revenue [Line Items]
Operating costs and expenses										0
Operating income (loss)										$ 0